Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Can-Fite BioPharma Ltd.
Entity Central Index Key	0001536196
Entity File Number	001-36203
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Address, Address Line One	26 Ben Gurion Street
Entity Address, City or Town	Ramat Gan
Entity Address, Postal Zip Code	5257346
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representing 2 Ordinary Shares, no par value
Trading Symbol	CANF
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	2,618,425
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	26 Ben Gurion Street
Entity Address, City or Town	Ramat Gan
Entity Address, Postal Zip Code	5257346
Entity Address, Country	IL
City Area Code	+972
Local Phone Number	(3) 924-1114
Contact Personnel Name	Motti Farbstein
Contact Personnel Fax Number	+972 (3) 924-9378
Contact Personnel Email Address	motti@canfite.co.il